Significant accounting judgments, estimates, and assumptions (Details) - cashGeneratingUnit	Mar. 29, 2026	Mar. 30, 2025
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Number of cash generating units	12	12